EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2025
Employee benefits [Abstract]
EMPLOYEE BENEFITS
22. EMPLOYEE BENEFITS

A breakdown of provisions for employee benefits is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Present value of defined benefit obligations for Italian employee severance indemnity (TFR)	12,494	13,446
Other provisions for employees	132,800	120,701
Total provisions for employee benefits	145,294	134,147

Defined contribution plans

The Group recognizes the cost for defined contribution plans over the period in which the employee renders service and classifies this by function in cost of sales, selling, general and administrative costs and research and development costs. The total income statement expense for defined contributions plans in the years ended December 31, 2025, 2024 and 2023 was €21,918 thousand, €21,324 thousand and €18,832 thousand, respectively.

Defined benefit obligations

Italian employee severance indemnity (TFR)

Trattamento di fine rapporto or “TFR” relates to the amounts that employees in Italy are entitled to receive when they leave the company and is calculated based on the period of employment and the taxable earnings of each employee. Under certain conditions the entitlement may be partially advanced to an employee during the employee’s working life.

The Italian legislation regarding this scheme was amended by Law 296 of 27 December 2006 and subsequent decrees and regulations issued in the first part of 2007. Under these amendments, companies with at least 50 employees are obliged to transfer the TFR to the “Treasury fund” managed by the Italian state-owned social security body (“INPS”) or to supplementary pension funds. Prior to the amendments, accruing TFR for employees of all Italian companies could be managed by the company itself. Consequently, the Italian companies’ obligation to INPS and the contributions to supplementary pension funds take the form, under IAS 19 revised, of “Defined contribution plans” whereas the amounts recorded in the provision for employee severance pay retain the nature of “Defined benefit plans”. Accordingly, the provision for employee severance indemnity in Italy consists of the residual obligation for TFR until December 31, 2006. This is an unfunded defined benefit plan as the benefits have already been almost entirely earned, with the sole exception of future revaluations. Since 2007 the scheme has been classified as a defined contribution plan, and the Group recognizes the associated cost, being the required contributions to the pension funds, over the period in which the employee renders service.
Changes in the defined benefit obligations relating to the TFR liability are summarized below.

Total

Amounts at December 31, 2023	13,903
Recognized in the consolidated income statement	467
Recognized in other comprehensive income/loss (*)	691
Benefits paid	(1,615)
Amounts at December 31, 2024	13,446
Recognized in the consolidated income statement	590
Recognized in other comprehensive income/loss (*)	(135)
Benefits paid	(1,407)
Amounts at December 31, 2025	12,494
____________________________
(*) Relates to actuarial (gains)/losses from financial assumptions.
A breakdown of amounts recognized in the consolidated income statement relating to the TFR liability is presented below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Interest expense	590	467	518
Total recognized in the consolidated income statement	590	467	518
The discount rates used for the measurement of the Italian TFR obligation are based on yields of high-quality (AA- rated) fixed income securities for which the timing and amounts of payments match the timing and amounts of the projected benefit payments. For this plan, the single weighted average discount rate that reflects the estimated timing and amount of the scheme future benefit payments for 2025 is equal to 3.5 percent (3.4 percent in 2024 and 4.1 percent in 2023). The average duration of the Italian TFR was approximately 6 years at December 31, 2025 (6 years at December 31, 2024 and 2023). Retirement or employee leaving rates are developed to reflect actual and projected Group experience and legal requirements for retirement in Italy.

Current service cost is recognized by function in cost of sales, selling, general and administrative costs or research and development costs.
The expected future benefit payments for the defined benefit obligations (Italian TFR obligation) as of December 31, 2025 are presented below.

(€ thousand)
2026	1,631
2027	1,818
2028	1,646
2029	1,430
2031 - 2035	7,670
Total	14,195
The sensitivity of the defined benefit obligations to changes in the weighted principal assumptions is presented below.

	At December 31,
	2025		2024
	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate
	(€ thousand)
Impact on defined benefit obligation	(654)	724	(736)	819

The above sensitivity analysis is based on an assumed change in the discount rate while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method has been applied as when calculating the defined benefit liability recognized in the statement of the financial position.

Other provisions for employees

Other provisions for employees consist of the expected future amounts payable to employees in connection with other remuneration schemes, which are not subject to actuarial valuation, including long-term bonus plans.

At December 31, 2025, other provisions for employees comprised short-term bonus benefits amounting to €128,652 thousand (€116,671 thousand at December 31, 2024) and other benefits amounting to €4,148 thousand (€4,030 thousand at December 31, 2024), primarily relating to jubilee benefits granted to certain employees in recognition of time served with the Group.